Franchise arrangements (Tables)	12 Months Ended
Dec. 31, 2019
Franchise Arrangements [Abstract]
Schedule of revenues from franchised restaurants
Revenues from franchised restaurants for fiscal years 2019, 2018 and 2017 consisted of:

	2019	2018	2017
Rent (i)	$145,860	$148,094	$155,405
Initial fees (ii) (iii)	287	195	1,205
Royalty fees (iv)	643	673	659
Total	$146,790	$148,962	$157,269

(i)	Includes rental income of own buildings and subleases. As of December 31, 2019 the subleases rental income amounted to $114,459.

(ii)	Presented net of initial fees paid to McDonald’s Corporation for $1,456, $1,323 and $1,417 in 2019, 2018 and 2017, respectively.

(iii)
On January 1, 2018, the Company adopted ASC 606 “Revenue Recognition - Revenue from Contracts with Customers”. As such, initial franchise fees received are deferred over the term of the franchise agreement. See Note 3 Revenue Recognition, for details.

(iv)
Presented net of royalties fees paid to McDonald’s Corporation for $57,709, $57,733 and $64,806 in 2019, 2018 and 2017, respectively.

Schedule of future minimum rental payments for operating leases
At December 31, 2019, future minimum rent payments due to the Company under existing franchised agreements are:

	Owned sites	Leased sites	Total
2020	$4,063	$59,424	$63,487
2021	3,220	54,161	57,381
2022	2,391	48,699	51,090
2023	2,154	41,998	44,152
2024	2,048	35,618	37,666
Thereafter	9,938	173,639	183,577
Total	$23,814	$413,539	$437,353